Bright Rock Quality Large Cap Fund
Schedule of Investments
November 30, 2023 (Unaudited)
Shares Value
COMMON STOCKS — 91 .05%
Banks — 3 .75%
JPMorgan Chase & Co. 85,000 $ 13,266,800
Beverages — 2 .14%
PepsiCo, Inc. 45,000 7,573,050
Capital Markets — 2 .17%
BlackRock, Inc. 5,500 4,131,765
S&P Global, Inc. 8,500 3,534,555
7,666,320
Chemicals — 3 .45%
Ecolab, Inc. 20,500 3,930,465
Linde PLC 20,000 8,275,400
12,205,865
Commercial Services & Supplies — 1 .59%
Copart, Inc. (a) 112,000 5,624,640
Consumer Staples Distribution & Retail — 2 .33%
Walmart, Inc. 53,000 8,251,570
Diversified Telecommunication Services — 1 .84%
Verizon Communications, Inc. 170,000 6,516,100
Electric Utilities — 1 .08%
NextEra Energy, Inc. 65,000 3,803,150
Electronic Equipment, Instruments & Components — 1 .29%
Amphenol Corp. - Class A 50,000 4,549,500
Financial Services — 10 .66%
Berkshire Hathaway, Inc. - Class B (a) 40,000 14,400,000
Mastercard, Inc. - Class A 45,000 18,622,350
Visa, Inc. - Class A 18,250 4,684,410
37,706,760
Ground Transportation — 2 .13%
Union Pacific Corp. 33,500 7,546,545
Health Care Providers & Services — 3 .91%
UnitedHealth Group, Inc. 25,000 13,824,250
Health Care Technology — 1 .33%
Veeva Systems, Inc. - Class A (a) 27,000 4,706,370
Household Products — 2 .76%

Bright Rock Quality Large Cap Fund
Schedule of Investments (Continued)
November 30, 2023 (Unaudited)
Shares Value
COMMON STOCKS — 91.05% (Continued)
Household Products — 2.76% (Continued)
Colgate-Palmolive Co. 124,000 $ 9,767,480
Insurance — 3 .57%
Chubb Ltd. 55,000 12,618,650
Interactive Media & Services — 8 .95%
Alphabet, Inc. - Class A (a) 160,000 21,204,800
Meta Platforms, Inc. - Class A (a) 32,000 10,468,800
31,673,600
IT Services — 2 .63%
Accenture PLC - Class A 28,000 9,327,920
Life Sciences Tools & Services — 3 .41%
Thermo Fisher Scientific, Inc. 9,500 4,709,720
West Pharmaceutical Services, Inc. 21,000 7,365,960
12,075,680
Machinery — 1 .52%
Toro Co. 65,000 5,395,000
Multi-Utilities — 1 .94%
Sempra Energy 94,000 6,849,780
Oil, Gas & Consumable Fuels — 1 .51%
EOG Resources, Inc. 20,000 2,461,400
Exxon Mobil Corp. 28,000 2,876,720
5,338,120
Pharmaceuticals — 4 .45%
Johnson & Johnson 27,500 4,253,150
Merck & Co., Inc. 112,000 11,477,760
15,730,910
Professional Services — 2 .79%
Automatic Data Processing, Inc. 43,000 9,886,560
Software — 10 .78%
Intuit, Inc. 15,000 8,571,900
Microsoft Corp. 66,000 25,008,060
Roper Technologies, Inc. 8,500 4,575,125
38,155,085
Specialty Retail — 5 .05%
Home Depot, Inc. 33,000 10,345,170
TJX Cos., Inc. 85,547 7,537,546
17,882,716
Technology Hardware, Storage & Peripherals — 2 .68%

Bright Rock Quality Large Cap Fund
Schedule of Investments (Continued)
November 30, 2023 (Unaudited)
The Global Industry Classification Standard (GICS
®
) was developed by and/or is the exclusive property of MSCI,
Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.
Shares Value
COMMON STOCKS — 91.05% (Continued)
Technology Hardware, Storage & Peripherals — 2.68%
(Continued)
Apple, Inc. 50,000 $ 9,497,500
Textiles, Apparel & Luxury Goods — 1 .34%
NIKE, Inc. - Class B 43,000 4,741,610
TOTAL COMMON STOCKS (Cost $210,049,556) 322,181,531
EXCHANGE TRADED FUNDS — 7 .96%
iShares U.S. Energy ETF 300,000 13,332,000
Technology Select Sector SPDR Fund 80,000 14,812,800
TOTAL EXCHANGE TRADED FUNDS (Cost $11,836,093) 28,144,800
MONEY MARKET FUNDS — 0 .90%
Morgan Stanley Institutional Liquidity Funds - Government Portfolio,
Institutional Class, 5.267% (b) 3,177,851 3,177,851
TOTAL MONEY MARKET FUNDS (Cost $3,177,851) 3,177,851
Total Investments (Cost $225,063,500) — 99.91% $ 353,504,182
Other Assets in Excess of Liabilities — 0.09% 327,219
TOTAL NET ASSETS — 100.00% $ 353,831,401
Percentages are stated as a percent of net assets.
PLC
Public Limited Company
SPDR
Standard & Poor's Depositary Receipt
(a) Non-income producing security.
(b) The rate shown represents the seven-day yield as of November 30, 2023.

Bright Rock Quality Large Cap Fund
Notes to Schedule of Investments
November 30, 2023 (Unaudited)
Investment Valuation
Each equity security owned by the Fund that is listed on a securities exchange, except for securities listed on the NASDAQ Stock Market LLC (“NASDAQ”), is valued at its last sale price at the close of that exchange on the date as of which assets are valued. If a security is listed on more than one exchange, the Fund will use the price on the exchange that the Fund generally considers to be the principal exchange on which the security is traded.
Fund securities listed on NASDAQ will be valued at the NASDAQ Official Closing Price
(“NOCP”), which may not necessarily represent the last sale price. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation.
If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at (i) the mean between the most recent quoted bid and asked prices at the close of the exchange on such day or (ii) the latest sales price on the Composite Market for the day such security is being valued. “Composite Market” means a consolidation of the trade information provided by national securities and foreign exchanges and over-the counter markets as published by a pricing service.
If market quotations are not readily available, any security or other asset will be valued at its fair value in accordance with Rule 2a-5 of the 1940 Act as determined under the Adviser's fair value procedures, subject to oversight by the Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair market value. The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced. The Adviser will regularly evaluate whether the Fund’s fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Fund and the quality of prices obtained through their application of such procedures.
In the case of foreign securities, the occurrence of certain events after the close of foreign markets, but prior to the time the Fund’s net asset value (“NAV”) is calculated (such as a significant surge or decline in the U.S. or other markets) often will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. If such events occur, the Fund will value foreign securities at fair value, taking into account such events, in calculating the NAV. In such cases, use of fair valuation can reduce an investor’s ability to seek to profit by estimating the Fund's NAV in advance of the time the NAV is calculated.
Redeemable securities issued by open-end, registered investment companies, including money market mutual funds, are valued at the NAVs of such companies for purchase and/
or redemption orders placed on that day. If, on a particular day, a share of an investment company is not listed on NASDAQ, such security’s fair value will be determined. Money market mutual funds are valued at cost. If cost does not represent current market value the securities will be priced at fair value.

Bright Rock Quality Large Cap Fund
Notes to Schedule of Investments (Continued)
November 30, 2023 (Unaudited)
The Trust has adopted Statement of Financial Accounting Standards, “Fair Value
Measurements and Disclosures,” which requires the Fund to classify its securities based on a valuation method. These inputs are summarized in the three broad levels listed below:
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including a Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund's investments carried at fair value as of November 30, 2023:
Bright Rock Quality Large Cap Fund
Level 1 Level 2 Level 3 Total
Assets
(1)
:
Equities:
Common Stocks $ 322,181,531 $ – $ – $ 322,181,531
Total Equity Securities 322,181,531 – – 322,181,531
Investment Company:
Exchange Traded Funds 28,144,800 – – 28,144,800
Total Investment Company 28,144,800 – – 28,144,800
Money Market Funds 3,177,851 – – 3,177,851
Total Investments in Securities $ 353,504,182 $ – $ – $ 353,504,182
(1)
See the Schedule of Investments for industry classifications.